JPMORGAN INSURANCE TRUST

245 Park Avenue

New York, New York 10167

May 3, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	JPMorgan Insurance Trust (the “Trust”)

(Securities Act File No. 033-66080

Investment Company Act File No. 811-07874)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Trust do not differ from those contained in Post-Effective Amendment No. 29 (Amendment No. 30 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 27, 2007.

If you have any questions or comments, please call Elizabeth A. Davin at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin  _________

Elizabeth A. Davin, Esq.

Assistant Secretary

JPMorgan Insurance Trust